Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings (loss) per share attributable to common stockholders	Basic and diluted earnings (loss) per share attributable to common stockholders are calculated as follows:

	Years Ended December 31,
	2021	2020
Numerator:

Net (loss) income	$(40,617)		$4,345
Accretion of preferred stock (3)	—		(14,682)
Gain on extinguishment of convertible notes (1)	412		—

Net (loss) income attributable to common stockholders, basic	(40,205)		(10,337)
Effect of convertible notes (2)	—		(59,626)

Net loss attributable to common stockholders, diluted	$(40,205)		$(69,963)

Denominator:
Weighted-average common shares attributable to common stockholders, basic	7,027,860		—
Effect of convertible notes (2)	—		8,529,846

Weighted average number of common shares—diluted	7,027,860		8,529,846

Net loss per common share attributable to common stockholders, basic	$(5.72)	$
Effect of convertible notes	—		(8.20)

Net loss per common share attributable to common stockholders, diluted	$(5.72)		$(8.20)

(1)
The gain on extinguishment of convertible notes relates to the difference between the carrying value of the convertible notes upon conversion to shares and the fair value of the shares exchanged which requires adjustment to the numerator when calculating basic EPS.

(2)
The effect of the convertible notes on the numerator for the year ended December 31, 2020 relates to the impact that the convertible notes had on net income during the period and are removed from net income when calculating net income (loss) attributable to common stockholders diluted using the if-converted method. The effect of the convertible notes on the shares in the denominator for the year ended December 31, 2020 was calculated based on the carrying value of the convertible notes balance at December 31, 2020, converted at the series D price of $4.50 per share and further retroactively adjusted for the effect of the Business Combination and are added back to the denominator when calculating diluted EPS using the if-converted method. These are excluded from the computation of diluted net loss per share attributable to common stockholders as of December 31, 2021 because including them would have had an anti-dilutive effect.

The effect of accretion of preferred stock is $
0
in 2021 because of the
effect
of the reversal

of previous accretion forgone by the preferred shareholders
upon completion of the Business Combination

provided no benefit to the holders of the canceled Legacy Clarus common stock
.

Schedule of computation of diluted net loss per share attributable to common stockholders
The Company excluded the following shares from the computation of diluted net loss per share attributable to common stockholders as of December 31, 2021 and 2020 because including them would have had an anti-dilutive effect:

	Years Ended December 31,
	2021	2020

Redeemable convertible preferred stock	—	36,756,498
Legacy Clarus warrants	9,246	183,438
IPO warrants	5,750,000	—
Private Placement warrants	3,445,000	—
PIPE warrants	3,748,338	—
Stock options and unvested restricted stock awards	1,516,970	—